Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Balance Sheet
Condensed Consolidating Balance Sheets

	December 31, 2015
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$2	$156,116	$2,482	$221	$—	$158,821
Other current assets	14,602	73,902	10,415	—	(508)	98,411
Property and equipment, net	68,515	2,120,455	36,372	—	—	2,225,342
Investments in subsidiaries	3,547,690	—	—	—	(3,547,690)	—
Intercompany receivable	—	1,702,317	—	—	(1,702,317)	—
Other assets, net	12,521	17,527	18,293	—	—	48,341
Intangible assets, net	—	865,995	24,059	—	—	890,054
Goodwill, net	—	684,529	781	—	—	685,310
Investment in unconsolidated subsidiary held for sale	—	244,621	—	—	—	244,621
Total assets	$3,643,330	$5,865,462	$92,402	$221	$(5,250,515)	$4,350,900

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$21,500	$8,250	$—	$—	$—	$29,750
Other current liabilities	102,946	198,590	24,071	—	(286)	325,321
Accumulated losses of subsidiaries in excess of investment	—	4,507	302	—	(4,809)	—
Intercompany payable	720,400	—	981,688	475	(1,702,563)	—
Long-term debt, net of current maturities and debt issuance costs	2,255,800	983,999	—	—	—	3,239,799
Other long-term liabilities	34,723	213,296	—	—	—	248,019

Boyd Gaming Corporation stockholders' equity (deficit)	507,961	4,456,820	(913,659)	(254)	(3,542,907)	507,961
Noncontrolling interest	—	—	—	—	50	50
Total stockholders' equity (deficit)	507,961	4,456,820	(913,659)	(254)	(3,542,857)	508,011
Total liabilities and stockholders' equity	$3,643,330	$5,865,462	$92,402	$221	$(5,250,515)	$4,350,900

Condensed Consolidating Balance Sheets - continued

	December 31, 2014
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$2	$143,580	$1,540	$219	$—	$145,341
Other current assets	10,234	78,242	8,602	—	(469)	96,609
Property and equipment, net	65,365	2,179,813	40,930	—	—	2,286,108
Investments in subsidiaries	3,345,735	7,167	—	—	(3,352,902)	—
Intercompany receivable	—	1,636,197	—	—	(1,636,197)	—
Other assets, net	12,595	21,464	17,991	—	—	52,050
Intangible assets, net	—	910,190	24,059	—	—	934,249
Goodwill, net	—	684,529	781	—	—	685,310
Investment in unconsolidated subsidiary held for sale	—	222,717	—	—	—	222,717
Total assets	$3,433,931	$5,883,899	$93,903	$219	$(4,989,568)	$4,422,384

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$21,500	$8,253	$—	$—	$—	$29,753
Other current liabilities	82,711	219,868	25,100	—	(237)	327,442
Accumulated losses of subsidiaries in excess of investment	—	—	227	—	(227)	—
Intercompany payable	668,310	—	967,374	397	(1,636,081)	—
Long-term debt, net of current maturities and debt issuance costs	2,183,485	1,191,613	—	—	—	3,375,098
Other long-term liabilities	39,888	212,116	—	—	—	252,004

Boyd Gaming Corporation stockholders' equity (deficit)	438,037	4,252,049	(898,798)	(178)	(3,353,073)	438,037
Noncontrolling interest	—	—	—	—	50	50
Total stockholders' equity (deficit)	438,037	4,252,049	(898,798)	(178)	(3,353,023)	438,087
Total liabilities and stockholders' equity	$3,433,931	$5,883,899	$93,903	$219	$(4,989,568)	$4,422,384

Schedule of Condensed Income Statement
Condensed Consolidating Statements of Operations

	Year Ended December 31, 2015
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Net revenues	$121,541	$2,173,147	$48,353	$—	$(143,609)	$2,199,432
Operating costs and expenses
Operating	1,800	1,145,181	43,843	—	—	1,190,824
Selling, general and administrative	48,173	267,661	6,604	—	(18)	322,420
Maintenance and utilities	—	103,086	1,462	—	—	104,548
Depreciation and amortization	6,179	196,865	4,074	—	—	207,118
Corporate expense	71,700	1,781	3,460	—	—	76,941
Project development, preopening and writedowns	884	2,351	3,596	76	—	6,907
Impairment of assets	—	17,500	1,065	—	—	18,565
Other operating items, net	599	308	—	—	—	907
Intercompany expenses	1,204	140,971	1,416	—	(143,591)	—
Total operating costs and expenses	130,539	1,875,704	65,520	76	(143,609)	1,928,230
Equity in earnings of subsidiaries	190,570	(2,204)	(76)	—	(188,290)	—
Operating income (loss)	181,572	295,239	(17,243)	(76)	(188,290)	271,202
Other expense (income)
Interest expense, net	125,890	96,818	24	—	—	222,732
Loss on early extinguishments of debt	30,829	9,904	—	—	—	40,733
Other, net	396	2,959	321	—	—	3,676
Total other expense, net	157,115	109,681	345	—	—	267,141
Income (loss) before income taxes	24,457	185,558	(17,588)	(76)	(188,290)	4,061
Income taxes benefit (provision)	22,777	(16,089)	(54)	—	—	6,634
Income (loss) from continuing operations, net of tax	47,234	169,469	(17,642)	(76)	(188,290)	10,695
Income from discontinued operations, net of tax	—	36,539	—	—	—	36,539
Net income (loss)	$47,234	$206,008	$(17,642)	$(76)	$(188,290)	$47,234
Comprehensive income (loss)	$46,971	$205,745	$(17,642)	$(76)	$(188,027)	$46,971
Condensed Consolidating Statements of Operations - continued

	Year Ended December 31, 2014
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Net revenues	$117,159	$2,114,021	$48,687	$—	$(137,612)	$2,142,255
Operating costs and expenses
Operating	1,800	1,134,312	48,330	—	—	1,184,442
Selling, general and administrative	46,708	273,924	7,187	—	(220)	327,599
Maintenance and utilities	—	108,002	1,523	1	—	109,526
Depreciation and amortization	5,667	200,356	2,892	—	—	208,915
Corporate expense	71,951	1,849	1,826	—	—	75,626
Project development, preopening and writedowns	105	8,894	4,586	162	—	13,747
Impairment of assets	320	41,090	7,271	—	—	48,681
Other operating items, net	164	(177)	—	—	—	(13)
Intercompany expenses	1,204	134,710	1,478	—	(137,392)	—
Total operating costs and expenses	127,919	1,902,960	75,093	163	(137,612)	1,968,523
Equity in earnings of subsidiaries	85,268	(2,764)	(162)	—	(82,342)	—
Operating income (loss)	74,508	208,297	(26,568)	(163)	(82,342)	173,732
Other expense (income)
Interest expense, net	132,204	95,953	24	—	—	228,181
Loss on early extinguishments of debt	—	1,536	—	—	—	1,536
Other, net	(793)	(683)	1,524	—	—	48
Total other expense, net	131,411	96,806	1,548	—	—	229,765
Income (loss) before income taxes	(56,903)	111,491	(28,116)	(163)	(82,342)	(56,033)
Income taxes benefit (provision)	3,862	1,644	(98)	—	—	5,408
Income (loss) from continuing operations, net of tax	(53,041)	113,135	(28,214)	(163)	(82,342)	(50,625)
Income (loss) from discontinued operations, net of tax	—	(13,819)	—	22,806	—	8,987
Income from discontinued operations attributable to noncontrolling interest, net of tax	—	—	—	—	(11,403)	(11,403)
Net income (loss) attributable to controlling interest	$(53,041)	$99,316	$(28,214)	$22,643	$(93,745)	$(53,041)
Comprehensive income (loss)	$(51,577)	$100,780	$(28,214)	$22,643	$(95,209)	$(51,577)

Consolidating Statements of Operations - continued

	Year Ended December 31, 2013
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Net revenues	$123,951	$2,170,332	$49,937	$1,933	$(147,415)	$2,198,738
Operating costs and expenses
Operating	1,848	1,167,767	49,266	—	—	1,218,881
Selling, general and administrative	46,880	287,007	7,601	—	(42)	341,446
Maintenance and utilities	—	105,228	1,467	—	—	106,695
Depreciation and amortization	6,619	209,744	2,304	—	—	218,667
Corporate expense	59,128	2,793	1,328	—	—	63,249
Project development, preopening and writedowns	1,586	3,956	6,722	41	(1,934)	10,371
Impairment of assets	—	16,835	1,250	—	(12,734)	5,351
Other operating items, net	427	2,388	46	—	—	2,861
Intercompany expenses	1,213	142,213	2,015	—	(145,441)	—
Total operating costs and expenses	117,701	1,937,931	71,999	41	(160,151)	1,967,521
Equity in earnings of subsidiaries	95,175	(1,906)	—	—	(93,269)	—
Operating income (loss)	101,425	230,495	(22,062)	1,892	(80,533)	231,217
Other expense (income)
Interest expense, net	153,893	104,555	23	2,377	—	260,848
Loss on early extinguishments of debt	25,001	3,343	2	—	—	28,346
Other, net	137	(2,160)	(67)	—	—	(2,090)
Total other expense, net	179,031	105,738	(42)	2,377	—	287,104
Income (loss) from continuing operations before income taxes	(77,606)	124,757	(22,020)	(485)	(80,533)	(55,887)
Income taxes benefit (provision)	(2,658)	(5,069)	43	—	—	(7,684)
Income (loss) from continuing operations, net of tax	(80,264)	119,688	(21,977)	(485)	(80,533)	(63,571)
Income (loss) from discontinued operations, net of tax	—	—	23,442	(55,692)	(12,733)	(44,983)
Loss from discontinued operations attributable to noncontrolling interest, net of tax	—	—	—	—	27,846	27,846
Net income (loss)	(80,264)	119,688	1,465	(56,177)	(65,420)	(80,708)
Net loss attributable to noncontrolling interest	—	—	—	—	444	444
Net income (loss) attributable to controlling interest	$(80,264)	$119,688	$1,465	$(56,177)	$(64,976)	$(80,264)
Comprehensive income (loss)	$(80,819)	$119,133	$1,465	$(56,177)	$(64,865)	$(81,263)

Schedule of Condensed Cash Flow Statement
Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2015
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$102,080	$237,041	$(13,085)	$(76)	$(209)	$325,751

Cash flows from investing activities
Capital expenditures	(48,591)	(82,392)	(187)	—	—	(131,170)
Net activity with affiliates	—	(66,691)	—	—	66,691	—
Distributions from subsidiary	11,200	—	—	—	(11,200)	—
Other investing activities	3,292	1,236	—	—	—	4,528
Net cash from investing activities	(34,099)	(147,847)	(187)	—	55,491	(126,642)

Cash flows from financing activities
Borrowings under bank credit facility	1,033,500	345,500	—	—	—	1,379,000
Payments under bank credit facility	(1,211,200)	(425,150)	—	—	—	(1,636,350)
Proceeds from issuance of senior notes, net	750,000	—	—	—	—	750,000
Debt financing costs, net	(14,004)	—	—	—	—	(14,004)
Payments on retirements of long-term debt	(500,000)	(3)	(157,810)	—	—	(657,813)
Premium and consent fees paid	(24,246)	—	—	—	—	(24,246)
Net activity with affiliates	(105,720)	—	172,124	78	(66,482)	—
Distributions to parent	—	(11,100)	(100)	—	11,200	—
Share-based compensation activities, net	3,689	—	—	—	—	3,689
Net cash from financing activities	(67,981)	(90,753)	14,214	78	(55,282)	(199,724)

Cash flows from discontinued operations
Cash flows from operating activities	—	14,095	—	—	—	14,095
Cash flows from investing activities	—	—	—	—	—	—
Cash flows from financing activities	—	—	—	—	—	—
Net cash from discontinued operations	—	14,095	—	—	—	14,095

Net change in cash and cash equivalents	—	12,536	942	2	—	13,480
Cash and cash equivalents, beginning of period	2	143,580	1,540	219	—	145,341
Cash and cash equivalents, end of period	$2	$156,116	$2,482	$221	$—	$158,821
Condensed Consolidating Statements of Cash Flows - continued

	Year Ended December 31, 2014
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(39,524)	$323,402	$1,847	$4,290	$(117)	$289,898

Cash flows from investing activities
Capital expenditures	(43,164)	(94,442)	(145)	—	—	(137,751)
Investments in and advances to unconsolidated subsidiaries, net	—	—	—	153	—	153
Net activity with affiliates	—	(158,791)	—	—	158,791	—
Distributions from subsidiary	5,300	—	—	—	(5,300)	—
Other investing activities	—	(670)	(5,242)	—	—	(5,912)
Net cash from investing activities	(37,864)	(253,903)	(5,387)	153	153,491	(143,510)

Cash flows from financing activities
Borrowings under bank credit facility	830,400	317,400	—	—	—	1,147,800
Payments under bank credit facility	(910,700)	(377,150)	—	—	—	(1,287,850)
Debt financing costs, net	(83)	—	—	—	—	(83)
Payments under note payable	—	(9)	—	—	—	(9)
Net activity with affiliates	155,952	—	2,590	132	(158,674)	—
Distributions to parent	—	(5,200)	(100)	—	5,300	—
Share-based compensation activities, net	1,791	—	—	—	—	1,791
Other financing activities	30	—	—	—	—	30
Net cash from financing activities	77,390	(64,959)	2,490	132	(153,374)	(138,321)

Cash flows from discontinued operations
Cash flows from operating activities	—	1,419	—	31,542	—	32,961
Cash flows from investing activities	—	—	—	(36,470)	—	(36,470)
Cash flows from financing activities	—	—	—	(37,055)	—	(37,055)
Net cash from discontinued operations	—	1,419	—	(41,983)	—	(40,564)

Net change in cash and cash equivalents	2	5,959	(1,050)	(37,408)	—	(32,497)
Cash and cash equivalents, beginning of period	—	137,621	2,590	100	—	140,311
Change in cash classified as discontinued operations	—	—	—	37,527	—	37,527
Cash and cash equivalents, end of period	$2	$143,580	$1,540	$219	$—	$145,341

Condensed Consolidating Statements of Cash Flows - continued

	Year Ended December 31, 2013
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(229,447)	$508,045	$(53,638)	$3,932	$327	$229,219

Cash flows from investing activities
Capital expenditures	(44,985)	(76,941)	(237)	—	—	(122,163)
Proceeds from sale of Echelon, net	343,750	—	—	—	—	343,750
Proceeds from sale of other assets, net	4,875	—	—	—	—	4,875
Cash paid for exercise of LVE option	(187,000)	—	—	—	—	(187,000)
Investments in and advances to unconsolidated subsidiaries, net	(2,400)	—	—	(4,335)	2,400	(4,335)
Net activity with affiliates	—	(377,752)	2,001	42	375,709	—
Distribution from subsidiary	9,620	—	—	—	(9,620)	—
Other investing activities	—	3,433	(4,686)	(24)	—	(1,277)
Net cash from investing activities	123,860	(451,260)	(2,922)	(4,317)	368,489	33,850

Cash flows from financing activities
Borrowings under bank credit facility	2,920,675	354,700	—	—	—	3,275,375
Payments under bank credit facility	(2,927,800)	(406,950)	—	—	—	(3,334,750)
Debt financing costs, net	(24,349)	(10,288)	—	—	—	(34,637)
Payments under note payable	(10,341)	(479)		—	—	(10,820)
Payments on retirements of long-term debt	(459,278)	—	—	—	—	(459,278)
Advances from parent	—	2,400	—	—	(2,400)	—
Net activity with affiliates	376,036	—	—	—	(376,036)	—
Distributions to parent	—	(9,500)	(120)	—	9,620	—
Share-based compensation activities, net	13,752	—	—	—	—	13,752
Proceeds from sale of common stock, net	216,467	—	—	—	—	216,467
Other financing activities	(2,095)	—	—	—	—	(2,095)
Net cash from financing activities	103,067	(70,117)	(120)	—	(368,816)	(335,986)

Cash flows from discontinued operations
Cash flows from operating activities	—	—	(2,144)	47,816	—	45,672
Cash flows from investing activities	—	—	56,751	(14,272)	—	42,479
Cash flows from financing activities	—	—	—	(30,224)	—	(30,224)
Net cash from discontinued operations	—	—	54,607	3,320	—	57,927

Net change in cash and cash equivalents	(2,520)	(13,332)	(2,073)	2,935	—	(14,990)
Cash and cash equivalents, beginning of period	2,520	150,953	4,380	568	—	158,421
Change in cash classified as discontinued operations	—	—	283	(3,403)	—	(3,120)
Cash and cash equivalents, end of period	$—	$137,621	$2,590	$100	$—	$140,311